Transactions and Balances with Related Parties - Schedule of Key Management Personnel and Interested Parties (Details) - Key management personnel of entity or parent [member] € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)		Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Schedule of Key Management Personnel and Interested Parties [Line Items]
Short-term Benefits, Number of People	4		3	3
Short-term Benefits, Amount (in Euro)	€ 1,299	[1]	€ 707	€ 703
Post-employment Benefits,Number of People	3		2	2
Post-employment Benefits, Amount (in Euro)	€ 67		€ 66	€ 66
Share-based payments, Number of People	4		3	3
Share-based payments, Amount (in Euro)			€ 74	€ 80

[1]	Includes payment made to an officer in consideration for consulting services provided to the Company prior to her appointment as an officer